Schedule of reconciliation of income and social contribution tax expense (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Income (loss) before income tax and social contribution (Continued operations)		R$ 369	R$ 1,901	R$ (368)
Credit (expense) of Income tax and social contribution expense at the nominal rate (*)		134	542	(105)
Tax penalties		16	11	16
Share of profit of associates		11	(19)	2
Interest on own capital		114	(78)	(4)
Tax benefits		28	12	6
Sendas spin-off			(74)
Tax Credits	[1]	238
Subsidy for investments	[2]	557
Tax on results earned abroad	[3]	(106)
Provision for non-realization of tax losses	[3]	(51)
Other permanent differences		25	(12)	(6)
Effective income tax and social contribution expense		(594)	662	(95)
Credit (expense) income tax and social contribution expense for the year:
Current		82	371	(249)
Deferred		(676)	291	154
Credit (expense) income tax and social contribution expense		R$ 594	R$ (662)	R$ 95
Effective rate		(160.98%)	34.82%	25.82%
Nominal rate for subsidiaries		25.00%
Brazil [Member]
Credit (expense) income tax and social contribution expense for the year:
Nominal rate for subsidiaries		34.00%
Colombia [Member]
Credit (expense) income tax and social contribution expense for the year:
Nominal rate for subsidiaries		31.00%	32.00%
Uruguay [Member]
Credit (expense) income tax and social contribution expense for the year:
Nominal rate for subsidiaries		25.00%
Argentina [Member]
Credit (expense) income tax and social contribution expense for the year:
Nominal rate for subsidiaries		30.00%

[1]	In September 2021, the Federal Supreme Court (STF) ruled, in terms of general repercussion, for the unconstitutionality of the collection of IRPJ and CSLL on amounts related to Selic interest arising from tax overpayments. Indeed, in 2021, the Company recorded income tax credits in the amount of R$238, of which R$18 was recorded under Recoverable Taxes and R$220 in the reversal of deferred income tax liabilities.
[2]	Certain Company operations benefit from state tax incentives which, pursuant to article 30 of Law No. 12,973/14 and Complementary Law No. 160/17, could be characterized as investment subsidies. The Company recorded the credit in 2021 based on its and legal advisors' opinion about the judgment in Higher Chamber of the Administrative Tax Appeals Council ("CSRF"). For the year ended December 31, 2021, the respective amounts were excluded from the IRPJ calculation basis.
[3]	Amounts related to taxes calculated on subsidiaries abroad, related to entities in Éxito. Additionally, provisions were made for tax losses on subsidiaries with merger plans by management.